RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2022
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES

14.	RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES

(a) Rental revenue consists of:

Years ended December 31,	2022	2021
Base rent	$376,296	$331,403
Straight-line rent amortization	10,596	8,889
Tenant incentive amortization	(4,149)	(5,105)
Property tax recoveries	48,147	38,898
Property insurance recoveries	4,947	3,290
Operating cost recoveries	19,742	16,113
	$455,579	$393,488

(b) Property operating costs consist of:

Years ended December 31,	2022	2021
Non-recoverable from tenants:
Property taxes and utilities	$910	$656
Property insurance	776	449
Repairs and maintenance	420	331
Property management fees	339	451
Professional fees	83	199
Environmental and appraisals	404	294
Other	246	290
	$3,178	$2,670
Recoverable from tenants:
Property taxes and utilities	$52,456	$42,961
Property insurance	5,538	4,282
Repairs and maintenance	10,079	7,642
Property management fees	3,818	2,951
Other	152	306
	$72,043	$58,142
Property operating costs	$75,221	$60,812
(c) General and administrative expenses consist of:

Years ended December 31,	2022	2021

Salaries, incentives and benefits	$18,225	$17,092
Audit, legal and consulting	3,205	3,444
Trustee/director fees including distributions, revaluations and expenses(1)	(1,777)	3,898
RSU and PSU compensation expense including distributions and revaluations(1)	1,835	8,749
Other public entity costs	2,615	1,961
Office rents including property taxes and common area maintenance costs	491	437
Capital tax	867	630
Information technology costs	2,213	1,825
Other	2,779	1,030
	$30,453	$39,066
Less: capitalized general and administrative expenses	(988)	(666)
	$29,465	$38,400
(1)For fair value remeasurement (recovery) expense amounts see note 13(b).

(d) Interest expense and other financing costs consist of:

Years ended December 31,	2022	2021

Interest and amortized issuance costs and modification losses relating to debentures and term loans	$47,304	$38,428
Early redemption premium relating to 2021 Debentures (note 8(b))	—	3,963
Amortization of deferred financing costs and other interest expense and charges	5,784	3,870
Interest expense related to lease obligations (note 10)	1,549	1,572
	$54,637	$47,833
Less: capitalized interest	(3,670)	(607)
	$50,967	$47,226

(e) Fair value (gains) losses on financial instruments, net, consist of:

Years ended December 31,	2022	2021

Foreign exchange collar contracts, net (note 18(a))	$2,426	$2,627
Derivatives (note 8(c))	(13,809)	(1,413)
	$(11,383)	$1,214
For the year ended December 31, 2022, the net fair value gain on financial instruments of $11.4 million is comprised of the net fair value gain on the derivatives of $13.8 million which is associated with the fair value movements of the 2024 Cross Currency Interest Rate Swap and the combination of the 2025 Term Loan and 2025 Interest Rate Swap, offset partially by the net fair value loss on the foreign exchange collar contracts of $2.4 million. The Trust partially employed or did not employ hedge accounting for the derivatives and foreign exchange collars, therefore the change in fair value is recognized in fair value gains on financial instruments, net, in the combined statement of net income.For the year ended December 31, 2021, the net fair value loss on financial instruments of $1.2 million was comprised of the net fair value loss on the foreign exchange collar contracts of $2.6 million, offset partially by the net fair value gain on the derivatives of $1.4 million which was associated with the fair value movements of the 2021 Cross Currency Interest Rate Swap and 2024 Cross Currency Interest Rate Swap. The Trust partially employed or did not employ hedge accounting for the derivatives and foreign exchange collars, therefore the change in fair value was recognized in fair value losses on financial instruments, net, in the combined statement of net income.